Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption	4,312,077	6,600,000	6,600,000
Temporary equity, par value per share	$ 11.20	$ 10.99	$ 10.27
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	150,000,000	150,000,000	150,000,000
Ordinary shares, shares issued	2,341,000	2,341,000	2,416,000
Ordinary shares, shares outstanding	2,341,000	2,341,000	2,416,000
Common stock, shares subject to possible redemption	6,600,000	6,600,000	6,600,000